Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Restricted Net Assets [Line Items]
Restricted net assets	$ 542,534	$ 488,560
Variable interest entities (VIEs) [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	448,103	425,927
Wholly owned subsidiaries [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 94,431	$ 62,633